Document and Entity Information	Dec. 18, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	Bain Capital GSS Investment Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-42874
Entity Tax Identification Number	98-1853296
Entity Address Address Line 1	200 Clarendon Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02116
Country Region	+1
City Area Code	617
Local Phone Number	516-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002064355
Amendment Flag	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares included as part of the units
Trading Symbol	BCSS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	BCSS.W
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	BCSS.U
Security Exchange Name	NYSE